Loss per share (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Antidilutive Securities Excluded From Computation Of Earnings Per Share	321,768,101	64,198,232	23,228,585